Litigation, regulatory and similar matters (Detail 1) $ in Millions	3 Months Ended
	Jun. 30, 2020 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	$ 2,404
Increase in provisions recognized in the income statement	49
Release of provisions recognized in the income statement	(28)
Provisions used in conformity with designated purpose	(85)
Foreign currency translation / unwind of discount	20
Balance at the end of period	2,361
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	1,998	[1],[2]
Increase in provisions recognized in the income statement	20	[1],[2]
Release of provisions recognized in the income statement	(18)	[1],[2]
Provisions used in conformity with designated purpose	(33)	[1],[2]
Foreign currency translation / unwind of discount	14	[1],[2]
Balance at the end of period	1,980	[1],[2]
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	747	[2]
Increase in provisions recognized in the income statement	20
Release of provisions recognized in the income statement	(12)	[2]
Provisions used in conformity with designated purpose	(33)	[2]
Foreign currency translation / unwind of discount	9	[2]
Balance at the end of period	732	[2]
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	112	[2]
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	(6)	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	2	[2]
Balance at the end of period	108	[2]
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	0	[2]
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	0	[2]
Balance at the end of period	0	[2]
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	205	[2]
Increase in provisions recognized in the income statement	1
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	(1)	[2]
Foreign currency translation / unwind of discount	2	[2]
Balance at the end of period	207	[2]
Litigation, regulatory and similar matters | Group Functions
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period	934	[2]
Increase in provisions recognized in the income statement	0
Release of provisions recognized in the income statement	0	[2]
Provisions used in conformity with designated purpose	0	[2]
Foreign currency translation / unwind of discount	0	[2]
Balance at the end of period	$ 934	[2]

[1]	Comprises provisions for losses resulting from legal, liability and compliance risks
[2]
Provisions, if any, for matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Group Functions.